Leases (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Lessee, Lease, Option to Extend, Maximum Term (Year)	5 years	5 years
Lessee, Lease, Option to Terminate, Term (Year)	1 year	1 year
Minimum [Member]
Lessee, Lease, Remaining Term of Contract (Year)	1 year	1 year
Maximum [Member]
Lessee, Lease, Remaining Term of Contract (Year)	5 years	6 years